Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Provisions

		UNITED STATES DOLLAR
		2019	2018
25.	PROVISIONS
25.1	Environmental rehabilitation costs	370.3	289.6
25.2	Silicosis settlement costs	16.6	25.1
	Other	4.2	4.8

	Total provisions	391.1	319.5

25.1	Environmental rehabilitation costs
	Balance at beginning of the year	289.6	281.5
	Changes in estimates 1	79.5	23.2
	Interest expense	11.7	11.7
	Payments	(10.7)	(9.6)
	Translation adjustment	0.2	(17.2)

	Balance at end of the year 2	370.3	289.6

1
Changes in estimates are defined as changes in reserves and corresponding changes in life of mine as well as changes in laws and regulations governing environmental matters, closure cost estimates and discount rates.

2
South African, Ghanaian, Australian and Peruvian mining companies are required by law to undertake rehabilitation as part of their ongoing operations. These environmental rehabilitation costs are funded as follows:

•	Ghana - reclamation bonds underwritten by banks and restricted cash (refer note 18);

•	South Africa - contributions into environmental trust funds (refer note 18) and guarantees (refer note 34);

•	Australia - mine rehabilitation fund levy; and

•	Peru - bank guarantees (refer note 34).

Schedule of Assumption in Provision Calculation
The provision is calculated using the following gross closure cost estimates:

South Africa	45.9	41.8
Ghana	105.6	100.4
Australia	198.2	178.2
Peru	86.2	79.1
Chile	0.4	0.4
Total gross closure cost estimates	436.3	399.9

The provision is calculated using the following assumptions:	Inflation rate	Discount rate
2019
South Africa	5.4%	10.3%
Ghana	2.5%	7.7%-7.9%
Australia	2.5%	1.2%-1.6%
Peru	2.5%	3.0%
Chile	2.5%	2.6%
2018
South Africa	5.5%	10.0%
Ghana	2.2%	10.3%
Australia	2.5%	2.3%-2.5%
Peru	2.2%	4.2%
Chile	2.2%	3.6%

Summary of Silicosis Settlement Costs

25.2	Silicosis settlement costs 1
	Balance at the beginning of the year	25.1	31.9
	Changes in estimates	(1.6)	(4.5)
	Unwinding of provision recognised as finance expense	1.3	2.0
	Payment	(4.6)	—
	Translation	1.0	(4.3)

	Balance at end of the year	21.2	25.1

	Current portion of silicosis settlement costs	(4.6)	—
	Non-current portion of silicosis settlement costs	16.6	25.1

1
The principal health risks associated with Gold Fields’ mining operations in South Africa arise from occupational exposure to silica dust, noise, heat and certain hazardous chemicals. The most significant occupational diseases affecting Gold Fields’ workforce include lung diseases (such as silicosis, tuberculosis, a combination of the two and chronic obstructive airways disease (“COAD”) as well as noise induced hearing loss (“NIHL”)).

A consolidated application was brought against several South African mining companies, including Gold Fields, for certification of a class action on behalf of current or former mineworkers (and their dependants) who have allegedly contracted silicosis and/or tuberculosis while working for one or more of the mining companies listed in the application.
This matter was previously disclosed as a contingent liability as the amount could not be estimated reliably. As a result of the ongoing work of the Gold Working Group (comprising African Rainbow Minerals, Anglo American SA, AngloGold Ashanti, Gold Fields, Harmony and Sibanye-Stillwater) (the “GWG Parties”) and engagements with affected stakeholders since 31 December 2016, Gold Fields was able to realibly estimate its share in the estimated cost in relation to the GWG Parties of a possible settlement of the class action claims and related costs during 2017. As a result, Gold Fields provided an amount of US$21.2 million (R297.1 million) (2018: US$25.1 million (R367.8 million)) for this obligation in the statement of financial position at 31 December 2019. The nominal amount of this provision is US$29.2 million (R408.4 million). Gold Fields believes that this remains a reasonable estimte of its share of the settlement of the class action claims and related costs.
The assumptions that were made in the determination of the provision include silicosis prevalence rates, estimated settlement per claimant, benefit take-up
rates and disease progression rates. A discount rate of 10.08% (2018: 8.74%) was used, based on government bonds with similar terms to the anticipated settlements.